Receivables, Net (Receivable From Various Parties) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Allowance for doubtful accounts	$ (0.3)	$ (0.3)
Retail outlet gift card sales
Receivables	33.4	25.0
Storage and distribution
Receivables	$ 6.5	$ 17.4